Nature of Operations - Additional Information (Detail)	Mar. 31, 2016
Japanese government
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	35.21%
Nippon Telegraph And Telephone Corporation | Stock Issued
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	62.37%
Nippon Telegraph And Telephone Corporation | Voting Stock Outstanding
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	65.66%